Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Grants	$ 136,616	$ 62,440	$ 376,156	$ 157,340	$ 304,175	$ 366,368
Other					10,000
Total revenues	136,616	62,440	376,156	157,340	314,175	366,368
Operating costs and expenses:
Research and development	2,325,637	1,243,179	4,051,530	1,637,416	3,502,730	2,967,278
General and administrative	4,206,512	1,252,850	5,187,101	1,926,172	5,204,341	1,442,483
Total operating costs and expenses	6,532,149	2,496,029	9,238,631	3,563,588	8,707,071	4,409,761
Loss from operations	$ (6,395,533)	(2,433,589)	(8,862,475)	(3,406,248)	(8,392,896)	(4,043,393)
Interest and other income (expense)		$ (25)	(184)	$ (264)	(379)	(1,578)
Change in fair value of warrant liability			19,807		475,422
Net loss	$ (6,395,533)	$ (2,433,614)	(8,842,852)	$ (3,406,512)	(7,917,853)	(4,044,971)
Deemed dividend on Series A-1 preferred stock			(9,017,512)	$ (2,214,911)	(2,214,911)	(691,812)
Deemed dividend on Series A-1 warrant			(179,411)
Deemed dividend on Series B preferred stock			(8,655,998)
Accretion of preferred stock dividends		$ (61,830)	(93,234)	$ (93,764)	(444,992)
Net loss allocable to common stockholders	$ (6,395,533)	$ (2,495,444)	$ (26,789,007)	$ (5,715,187)	$ (10,577,756)	$ (4,736,783)
Basic and diluted net loss per share	$ (.29)	$ (9.08)	$ (2.14)	$ (21.60)	$ (9.51)	$ (20.55)
Shares used to calculate basic and diluted net loss per share	21,695,404	274,969	12,529,921	264,651	1,112,481	230,503